UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2011

	Shares	Value

Corporate Bond Trust Certificates - 33.59%

Direct Trust Certificates - 20.77%
BAC Capital Trust III - 7.0%	12,000	301,800
BB&T Capital Trust VII - 8.10%	12,000	323,400
Bank One Cpital VI - 7.20%	10,000	256,610
Comcast Corp SR NT - 7.00%	15,000	386,100
General Electric Capital - 6.625%	23,000	589,950
Keycorp Cap X - 8.0%	12,000	313,440
MBNA Capital D - 8.125%	12,000	304,440
Merrill Lynch - 7.0%	12,000	294,240
PNC Capital Trust E - 7.75%	12,000	315,360
U.S. Bancorp - 7.189%	700	588,707
Viacom - 6.85%	12,000	311,880
		3,985,927

Third Party Trust Certificates - 12.82%
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	29,000	752,840
CorTS Trust IBM - 6.375%	4,400	115,553
CorTS Trust Xerox - 8.0%	14,600	379,600
Lehman Fed Ex - 7.75%	53,000	559,150
Preferredplus Trust Verizon - 7.625%	24,500	653,905
		2,461,048

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,114,022)		6,446,975

Convertible Preferred Securities - 1.52%
Chesapeake Energy Corp Pfd. D. 4.5%	3,000	291,000
TOTAL CONVERTABLE PREFERRED SECURITIES (Cost $172,368)		291,000

Investment Companies - 42.3%

Closed-End Income Funds - 27.13%
AllianceBernstein Income	50,000	384,500
Blackrock Income Opportunity	23,000	214,360
John Hancock Premium Dividend	100,000	1,166,000
MFS Charter Income	55,100	503,614
MFS Intermediate Income	120,000	734,400
MFS Multimarket Income	70,000	469,700
Rivus Bond	35,000	631,400
Strategic Global Income	55,000	609,950
Western Asset Claymore Inflation-Linked Opportunity & Income	40,000	493,600
		5,207,524
Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
March 31, 2011
	Shares	Value

Closed-End Funds, Senior Securities - 15.18%
Gabelli Dividend & Income Trust - 5.875%	25,000	627,000
Gabelli Equity Trust - 6.20%	25,000	634,000
General American Investors Co. - 5.95%	12,000	303,600
The Gabelli Global Deal Fund - 8.5%	15,000	752,700
Warrants - The Gabelli Global Deal	30,000	18,900
Royce Value Trust - 5.9%	23,000	575,920
		2,912,120

TOTAL INVESTMENT COMPANIES (Cost $7,242,488)		8,119,644

REIT Preferred Shares - 21.83%
Commonwealth Reit - 6.50%, Series D	15,000	323,850
Duke Realty Corp - 8.375%, Series O	12,000	321,240
Equity Residential - 6.48%, Series N	28,500	720,765
First Potomac Realty Cumulative Prf A	17,000	423,640
Kimco Realty - 6.90%, Series H	26,000	646,880
LaSalle Hotel Pptys Pfd - 7.50% Series H	12,200	294,996
Prologis Trust G - 6.750%, Series G	22,000	527,340
PS Business Pks Inc Prf R - 6.875%	12,000	296,040
Public Storage - 7.00%, Series G	17,500	442,138
Public Storage - 6.875%, Series O	7,500	194,100
TOTAL REIT PREFERRED SHARES (Cost $3,940,860)		4,190,989

Money Market Securities - 1%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $192,392)	192,393	192,393

TOTAL INVESTMENTS (Cost$17,662,131) -100.24%		19,241,000

Liabilities in Excess of Assets -0.24%		(46,161)

TOTAL NET ASSETS - 100%		$ 19,194,840

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2011.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2011

	Shares	Value
Common Stocks - 78.93%

Airlines - 2.40%
United Continental Holdings (a)	12,000	275,880
		275,880

Basic Materials - 2.75%
The Mosaic Co.	4,000	315,000
		315,000

Energy - 9.28%
Apache	5,000	654,600
Spectra Energy	15,000	407,700
		1,062,300

Financial Services - 14.29%
Ameriprise Financial	8,500	519,180
American Express	5,000	226,000
Bank of New York Mellon	10,000	298,700
JP Morgan Chase	5,000	230,500
Legg Mason	10,000	360,900
		1,635,280

Health Care - 17.39%
Abbott Labratories	8,500	416,925
Baxter International	5,000	268,850
Bristol Myers Squibb	10,000	264,300
Forest Labratories (a)	12,000	387,600
Medtronic	5,000	196,750
Pfizer	15,000	304,650
Teva Pharmaceutical Industries ADR	3,000	150,510
		1,989,585

Industrial Goods - 1.41%
Illinois Tool Works	3,000	161,160
		161,160

Machinery and Equipment - 5.43%
General Electric	22,000	441,100
ITT	3,000	180,150
		621,250

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
March 31, 2011

Common Stocks - 78.93% Continued	Shares	Value

Technology - 25.2%
3M	3,000	280,500
Cisco Systems	17,000	291,550
EMC (a)	20,000	531,200
Hewlett Packard	10,000	409,700
Intel	10,000	201,800
International Business Machines	3,500	570,745
Microsoft	17,000	431,630
Thermo Fisher Scientific (a)	3,000	166,650
		2,883,775

Large Blend Value - 0.77%
Westcore Blue Chip	7,573	88,373
		88,373

TOTAL COMMON STOCKS (Cost $7,197,898)		9,032,603

Convertible Preferred Securities - 1.47%
KeyCorp Convertible Pref Series A	1,500	168,600
TOTAL CONVERTABLE PREFERRED SECURITIES (Cost $121,545)		168,600

Investment Companies - 12.54%
Boulder Total Return	28,000	469,280
Eaton Vance Tax Managed Diversified Equity Income	50,000	550,000
Gabelli Dividend & Income	25,000	415,750

Total Investment Companies (Cost $1,025,501)		1,435,030

Money Market Securities - 7.61%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $870,955)	870,956	870,956

TOTAL INVESTMENTS (Cost $9,215,899) -0.55%		$ 11,507,189

Other Liabilities in Excess of Assets -0.55%		(63,394)

TOTAL NET ASSETS - 100.00%		$ 11,443,795

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2011.
ADR - American Depository Receipt

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2011

	Shares	Value
Common Stocks - 50.76%

Consumer Goods -1.33%
Supervalu, Inc.	15,000	133,950
		133,950

Entertainment & Media -3.43%
4 Kids Entertainment, Inc. (a)	40,000	9,600
Gannett, Inc.	22,000	335,060
		344,660

Financial -15.14%
Alliance Bankshares Corp. (a)	39,400	218,670
AmeriServ Financial, Inc.	30,800	72,996
Citigroup, Inc.	100,000	442,000
LNB Bancorp, Inc.	27,000	153,630
PVF Capital Corp. (a) (e)	201,000	430,140
Rodman & Renshaw Capital Group, Inc. (a)	100,000	205,000
		1,522,436

Healthcare - 12.44%
Albany Molecular Research, Inc. (a)	55,000	234,300
Pfizer, Inc.	20,000	406,200
Safeguard Scientific, Inc. (a)	30,000	610,500
		1,251,000

Homeland Security - 4.4%
Mace Security International (a) (c) (d)	450,000	202,500
Lakeland Industries, Inc. (a)	27,000	240,300
		442,800

Industrial Goods - 4.38%
Continential Materials Corp. (a)	10,000	186,900
National Energy Group Inc (a)	16,000	63,200
Uranium Energy Corp. (a)	25,000	99,750
Hecla Mining, Inc (a)	10,000	90,800
		440,650

Materials - 0%

Technology - 9.63%
Active Power, Inc. (a)	100,000	293,000
Adaptec, Inc. (a)	155,000	455,700
Digital Angel Corp. (a)	160,000	60,800
Digital Ally, Inc. (a)	5,000	6,500
Formfactor, Inc (a)	12,000	123,480
Contra SoftBrands (a)	40,000	-
REMEC (a) (c)	343,500	28,511
		967,991

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
March 31, 2011

TOTAL COMMON STOCKS (Cost $4,480,772)		5,103,487

Investment Companies - 24.09%
Westcore Blue Chip	25,781	300,869
Boulder Growth & Income	40,000	263,600
Eaton Vance Tax Managed Diversified Equity Income	44,000	484,000
The Gabelli Global Deal	27,000	365,310
MFS Intermidiate Income	60,000	367,200
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income	11,500	182,390
Special Opportunity	30,000	459,300
Total Investment Companies (Cost $2,201,095)		2,422,669

REIT Preferred Shares - 6.40%
Commonwealth Reit - 6.50%, Series D	15,000	323,850
Prologis Trust G - 6.750%, Series G	5,000	119,850
Total REIT Preferred Shares (Cost $209,952)		443,700

Money Market Securities - 20.89%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $2,100,954)	2,100,954	2,100,954
		2,100,954

TOTAL INVESTMENTS (Cost $8,992,772) - 100.16%		10,070,809

Liabilities -0.15%		(15,527)

TOTAL NET ASSETS - 100.00%		$ 10,055,282

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on December 31, 2010.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Fund Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2011

	Shares	Value
Common Stocks - 86.01%

Basic Materials - 7.63%
Bronco Drilling Co Inc (a)	7,500	84,750
Goodrich Petroleum Corp (a)	6,000	133,320
Insteel Industries, Inc.	6,500	91,910
Landec Corp (a)	16,000	104,000
Penford Corp. (a)	15,000	93,450
Zoltek Companies, Inc. (a)	3,000	40,290
		547,720

Consumer Products & Services - 12.68%
A.T. Cross Co. Class-A (a)	9,664	103,018
Benihana, Inc. (a)	8,000	67,600
Callaway Golf Co.	10,000	68,200
Cobra Electronics Corp. (a)	30,000	113,400
Courier Corp.	5,000	69,800
Emerson Radio	38,121	92,253
Kimball International, Inc. Class-B	15,000	105,000
Luby's Inc (a)	20,000	106,000
Mace Security International (a) (c) (d)	20,000	9,000
Natuzzi, S.P.A. ADR (a)	25,571	118,138
Stanley Furniture Co. Inc. (a)	8,000	44,080
Tandy Brands Accessories, Inc. (a)	4,728	13,664
		910,153

Corporate Services - 2.12%
RCM Technologies, Inc. (a)	10,980	55,888
Hawaiian Holdings, Inc. (a)	16,000	96,160
		152,048

Energy - 1.30%
Vaalco Energy, Inc. (a)	12,000	93,120
		93,120

Entertainment & Media - 0.1%
4 Kids Entertainment, Inc. (a)	30,000	7,200
		7,200

Financial - 5.07%
FBR Capital Markets Corp (a)	30,000	107,400
Iteris, Inc (a)	49,600	71,424
Presidential Life Corp	8,674	82,663
Savannah Bancorp Inc	4,000	29,400
State Auto Financial Corp	4,000	72,880
		363,767

Finance - 3.79%
Boston Private Financial Holdings Inc.	10,000	70,700
LNB Bancorp	10,000	56,900
MVC Capital Inc.	5,000	68,600
The Phoenix Companies Inc. (a)	20,000	54,400
PVF Capital Corp (a) (e)	10,000	21,400
		272,000

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
March 31, 2011

Common Stocks - 86.01% Continued	Shares	Value

Healthcare - 16.33%
Albany Molecular Research, Inc. (a)	35,000	149,100
Cryolife, Inc. (a)	10,047	61,287
Digirad Corp. (a)	25,000	62,500
Heska Corp. (a)	7,970	52,124
Invacare Corp.	1,500	46,680
Lakeland Industries, Inc. (a)	14,660	130,474
Lannett Co., Inc. (a)	18,395	102,644
Medical Action Industries Inc (a)	16,002	134,417
RTI Biologics Inc (a)	25,000	71,500
SurModics Inc (a)	5,000	62,500
Syneron Medical Ltd (a)	11,644	151,838
Theragenics Corp. (a)	70,465	147,272
		1,172,335

Machinery & Equipment - 7.32%
Deswell Industries, Inc.	22,500	67,500
FreightCar America, Inc.	2,500	81,275
Lawson Products, Inc.	3,202	73,774
Lydall, Inc. (a)	12,500	111,125
Material Sciences Corp. (a)	20,000	144,200
Perceptron, Inc. (a)	7,500	47,625
		525,499

Technology - 27.11%
Accelrys, Inc. (a)	7,802	62,416
Adaptec, Inc. (a)	35,000	102,900
Amtech Systems, Inc. (a)	4,000	100,960
AuthenTec, Inc (a)	40,000	128,000
Axcelis Technologies, Inc. (a)	55,000	145,750
AXT Inc. (a)	12,500	89,625
BigBand Networks, Inc. (a)	20,000	51,000
Bluephoenix Solutions Ltd. (a)	30,000	57,600
BTU International, Inc. (a)	10,000	109,600
Digital Ally, Inc. (a)	7,800	10,140
Frequency Electronics, Inc. (a)	13,048	133,872
Imation Corp. (a)	8,290	92,351
Kopin Corp. (a)	12,500	57,250
Leadis Technology, Inc. (a)	33,812	7,493
Neutral Tandem Inc (a)	3,200	47,200
OSI Systems, Inc. (a)	2,500	93,825
Rimage Corp.	4,000	64,600
Sillicon Graphics International Corp. (a)	12,000	256,800
Sillicon Image, Inc. (a)	13,500	120,960
Trident Microsystems, Inc. (a)	40,000	46,000
Trio-Tech International (a)	10,022	46,101
Vicon Industries, Inc. (a)	15,550	74,640
WPCS International Inc. (a)	20,000	47,580
		1,946,663

Transportation - 2.59%
Frozen Food Express Industries (a)	20,325	69,715
Euroseas	24,000	115,920
		185,635

TOTAL COMMON STOCKS (Cost $4,473,378)		6,176,140

Money Market Securities - 14.12%
First American Government Obligations -	1,014,215	1,014,215
Class Y, 0.00% (a) (b) (Cost $1,014,214)

TOTAL INVESTMENTS (Cost $5,487,593) 100.14%		$ 7,190,355

Liabilities in Excess of Other Assets -0.14%		(9,719)

TOTAL NET ASSETS - 100.00%		$ 7,180,636

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2011.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
ADR - American Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: April 25, 2011